Share-Based Compensation (Summary of Stock Option Plans) (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Line Items]
Number of shares subject to option, Exercised	(683,814)	(3,066,148)